Earnings per Share - Computation of Earnings per Share (Detail) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Coupons paid on additional equity components	€ (761)	€ (574)	€ (498)
Deutsche Bank AG
Earnings per share [line items]
Profit (loss) attributable to Deutsche Bank shareholders and additional equity components	6,606	4,342	6,332
Coupons paid on additional equity components	(761)	(574)	(498)
Net income (loss) attributable to Deutsche Bank shareholders –numerator for basic earnings per share	5,846	3,768	5,834
Effect of dilutive securities	0	0	0
Net income (loss) attributable to Deutsche Bank shareholders after assumed conversions – numerator for diluted earnings per share	€ 5,846	€ 3,768	€ 5,834
Number of shares
Weighted-average shares outstanding – denominator for basic earnings per share (in shares)	1,954.5	1,993.6	2,064.1
Effect of dilutive securities:
Deferred shares (in shares)	43.4	45.7	39.9
Other (including trading options) (in shares)	0.0	0.0	0.0
Dilutive potential common shares (in shares)	43.4	45.7	39.9
Adjusted weighted-average shares after assumed conversions –denominator for diluted earnings per share (in shares)	1,998.0	2,039.3	2,104.0